Michael W. Stockton Secretary SMALLCAP World Fund, Inc. 333 South Hope Street Los Angeles, CA 90071-1406 (213) 486-9200 Tel mws@capgroup.com

December 5, 2014

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: SMALLCAP World Fund, Inc.

File Nos. 811-05888 and 033-32785

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on November 28, 2014 of Registrant's Post-Effective Amendment No. 44 under the Securities Act of 1933 and Amendment No. 47 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton